Insurance - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Changes in insurance liabilities due to updates to actuarial methods and assumptions [abstract]
Net increase in insurance liabilities	$ 5
Decrease in insurance liabilities due to revised actuarial reserves on interest rate risk	(74)
Increase in insurance liabilities due to insurance risk related assumption updates	137
Decrease in insurance liabilities due to reinsurance contract renegotiations	(75)
Increase in insurance liabilities due to valuation system and data changes	$ 17